Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of reconciliation of changes in property, plant and equipment, including right-of-use assets

	Leasehold improvement	Office equipment and electronic equipment	Machinery	Motor vehicles	Construction in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost

As of January 1, 2023	35,497	68,595	117,267	38,249	48	259,656
Additions	3,633	19,563	11,185	1,884	142	36,407
Disposals	—	(291)	(4,119)	(5,519)	—	(9,929)
Effect of movement in exchange rates	332	100	694	165	1	1,292

As of December 31, 2023	39,462	87,967	125,027	34,779	191	287,426

Additions	9,739	61,440	12,866	5,148	68	89,261
Transfer in/(out)	—	—	78	132	(210)	—
Transfers from inventories	—	—	—	50,286	—	50,286
Disposals	—	(120)	(609)	(8,062)	(49)	(8,840)
Effect of movement in exchange rates	297	104	671	158	—	1,230

As of December 31, 2024	49,498	149,391	138,033	82,441	—	419,363

Accumulated depreciation:

As of January 1, 2023	(20,408)	(22,883)	(86,582)	(15,905)	—	(145,778)
Depreciation	(8,651)	(20,964)	(12,709)	(6,766)	—	(49,090)
Disposals	—	106	2,786	4,047	—	6,939
Effect of movement in exchange rates	(251)	(88)	(502)	(82)	—	(923)

As of December 31, 2023	(29,310)	(43,829)	(97,007)	(18,706)	—	(188,852)

Depreciation	(8,202)	(29,478)	(12,435)	(8,197)	—	(58,312)
Disposals	—	21	56	6,910	—	6,987
Effect of movement in exchange rates	(286)	(88)	(523)	(110)	—	(1,007)

As of December 31, 2024	(37,798)	(73,374)	(109,909)	(20,103)	—	(241,184)

Carrying amounts:

As of December 31, 2023	10,152	44,138	28,020	16,073	191	98,574

As of December 31, 2024	11,700	76,017	28,124	62,338	—	178,179